Share Capital and Reserves (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Share issuance costs incurred		$ 607,406
Common share issued for exercise of purchase warrants	6,555,555
Property Agreements [Member]
Statement Line Items [Line Items]
Common shares issued			1,816,667	3,761,111
Common Shares [Member]
Statement Line Items [Line Items]
Common shares issued			170,602,894	168,786,227
Common shares outstanding			170,602,894	168,786,227
Private Placement Financing [Member]
Statement Line Items [Line Items]
Common shares issued	13,045,500
Common shares price per share	$ 0.20
Gross proceeds from issue of common shares	$ 2,609,100
Share issuance costs incurred	127,800
Net proceeds from issue of common shares	$ 2,481,300